Financial assets and liabilities - Financial Instruments Measured at Fair Value (Details) - CAD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Jan. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of financial assets [line items]
Other non-current assets		$ 70,049		$ 70,049		$ 69,329
Trade payables and other liabilities		$ (48,600)		$ (48,600)		$ (46,814)
Repurchase obligation of trust ownership percentage		9.00%		9.00%		9.00%
Repurchase of a financial liability		$ 0	$ 0	$ (149)	$ 0
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability
Disclosure of financial assets [line items]
Trade payables and other liabilities						$ (149)
Repurchase of a financial liability	$ 149
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Trade payables and other liabilities						0
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Trade payables and other liabilities						0
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Trade payables and other liabilities						(149)
Publicly-traded and privately-held investments
Disclosure of financial assets [line items]
Other non-current assets		225		225		215
Publicly-traded and privately-held investments | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Other non-current assets		8		8		9
Publicly-traded and privately-held investments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Other non-current assets		0		0		0
Publicly-traded and privately-held investments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Other non-current assets		217		217		206
Derivative financial instruments | Derivative financial instruments
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(157)		(157)		72
Derivative financial instruments | Derivative financial instruments | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities		0		0		0
Derivative financial instruments | Derivative financial instruments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(157)		(157)		72
Derivative financial instruments | Derivative financial instruments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities		0		0		0
Other | Other
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities		122		122		108
Other | Other | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities		0		0		0
Other | Other | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities		198		198		184
Other | Other | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities		$ (76)		$ (76)		$ (76)